Note 7 - Shareholders' Equity - Schedule of Share-based Compensation, Shares Authorized Under Stock Option Plans, by Exercise Price Range (Details)	6 Months Ended
Jun. 30, 2017 USD ($) $ / shares shares
Exercisable options - aggregate intrinsic value | $	$ 409,047	[1],[2]
Outstanding options - number (in shares) | shares	1,529,688
Outstanding options - weighted average remaining contractual life (Year)	5 years 73 days
Outstanding options - weighted average exercise price (in dollars per share)	$ 2.96
Outstanding options - aggregate intrinsic value | $	$ 519,441	[2]
Exercisable options - number (in shares) | shares	897,188	[1]
Exercisable options - weighted average exercise price (in dollars per share)	$ 2.84	[1]
Options to Purchase Treasury Shares or To Subscribe New Shares [Member] | Range 1 [Member]
Exercisable options - aggregate intrinsic value | $		[1],[2]
Exercise price (in dollars per share)	$ 3.99
Outstanding options - number (in shares) | shares	287,088
Outstanding options - weighted average remaining contractual life (Year)	109 days
Outstanding options - weighted average exercise price (in dollars per share)	$ 3.99
Outstanding options - aggregate intrinsic value | $		[2]
Exercisable options - number (in shares) | shares	287,088	[1]
Exercisable options - weighted average exercise price (in dollars per share)	$ 3.99	[1]
Options to Purchase Treasury Shares or To Subscribe New Shares [Member] | Range 2 [Member]
Exercisable options - aggregate intrinsic value | $		[1],[2]
Exercise price (in dollars per share)	$ 3.22
Outstanding options - number (in shares) | shares	550,000
Outstanding options - weighted average remaining contractual life (Year)	8 years 292 days
Outstanding options - weighted average exercise price (in dollars per share)	$ 3.22
Outstanding options - aggregate intrinsic value | $		[2]
Exercisable options - number (in shares) | shares	137,500	[1]
Exercisable options - weighted average exercise price (in dollars per share)	$ 3.22	[1]
Options to Purchase Treasury Shares or To Subscribe New Shares [Member] | Range 3 [Member]
Exercisable options - aggregate intrinsic value | $	$ 61,466	[1],[2]
Exercise price (in dollars per share)	$ 2.38
Outstanding options - number (in shares) | shares	120,100
Outstanding options - weighted average remaining contractual life (Year)	3 years
Outstanding options - weighted average exercise price (in dollars per share)	$ 2.38
Outstanding options - aggregate intrinsic value | $	$ 61,466	[2]
Exercisable options - number (in shares) | shares	120,100	[1]
Exercisable options - weighted average exercise price (in dollars per share)	$ 2.38	[1]
Options to Purchase Treasury Shares or To Subscribe New Shares [Member] | Range 4 [member]
Exercisable options - aggregate intrinsic value | $	$ 296,991	[1],[2]
Exercise price (in dollars per share)	$ 1.91
Outstanding options - number (in shares) | shares	302,500
Outstanding options - weighted average remaining contractual life (Year)	5 years 182 days
Outstanding options - weighted average exercise price (in dollars per share)	$ 1.91
Outstanding options - aggregate intrinsic value | $	$ 296,991	[2]
Exercisable options - number (in shares) | shares	302,500	[1]
Exercisable options - weighted average exercise price (in dollars per share)	$ 1.91	[1]
Options to Purchase Treasury Shares or To Subscribe New Shares [Member] | Range 5 [Member]
Exercisable options - aggregate intrinsic value | $	$ 50,590	[1],[2]
Exercise price (in dollars per share)	$ 1.88
Outstanding options - number (in shares) | shares	50,000
Outstanding options - weighted average remaining contractual life (Year)	3 years
Outstanding options - weighted average exercise price (in dollars per share)	$ 1.88
Outstanding options - aggregate intrinsic value | $	$ 50,590	[2]
Exercisable options - number (in shares) | shares	50,000	[1]
Exercisable options - weighted average exercise price (in dollars per share)	$ 1.88	[1]
Options to Purchase Treasury Shares or To Subscribe New Shares [Member] | Range 6 [Member]
Exercisable options - aggregate intrinsic value | $		[1],[2]
Exercise price (in dollars per share)	$ 2.39
Outstanding options - number (in shares) | shares	220,000
Outstanding options - weighted average remaining contractual life (Year)	0 years
Outstanding options - weighted average exercise price (in dollars per share)	$ 2.39
Outstanding options - aggregate intrinsic value | $	$ 110,393	[2]
Exercisable options - number (in shares) | shares		[1]
Exercisable options - weighted average exercise price (in dollars per share)		[1]

[1]	Fully vested options are all exercisable options
[2]	The aggregate intrinsic value represents the total pre-tax intrinsic value, based on the Company's closing stock price of $3.30 at June 30, 2017, which would have been received by the option holders had all in-the-money option holders exercised their options as of that date.